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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA 02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA         11/13/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   44
                                        --------------------

Form 13F Information Table Value Total:            $ 540,339
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number          Name

    01        028-05371                     John F. Brennan, Jr.
    ------        -----------------         ---------------------------------

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
          COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4     COLUMN 5               COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/PRN           PUT/  INVSTMT  OTHER     VOTING AUTHORITY
          ISSUER             TITLE OF CLASS   CUSIP   VALUE (x1000)   AMOUNT   SH/PRN  CALL  DISCRTN   MGRS  SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AFFYMAX INC                       COM       00826A109         1,413     67,100   SH          OTHER       01     0       67,100   0
AMERICAN INTL GROUP INC           COM       026874784        21,444    653,980   SH          OTHER       01     0      653,980   0
AMERISTAR CASINOS INC             COM       03070Q101         5,269    296,030   SH          OTHER       01     0      296,030   0
APPLE INC                         COM       037833100         6,887     10,324   SH          OTHER       01     0       10,324   0
ASCENA RETAIL GROUP INC           COM       04351G101        22,956  1,070,205   SH          OTHER       01     0    1,070,205   0
BANK OF AMERICA CORPORATION       COM       060505104        11,890  1,346,550   SH          OTHER       01     0    1,346,550   0
BIOMARIN PHARMACEUTICAL INC       COM       09061G101         1,595     39,610   SH          OTHER       01     0       39,610   0
CLEARWIRE CORP NEW                COM       18538Q105        55,187 41,184,191   SH          OTHER       01     0   41,184,191   0
COACH INC                         COM       189754104         2,769     49,420   SH          OTHER       01     0       49,420   0
COMERICA INC                      COM       200340107        45,955  1,480,020   SH          OTHER       01     0    1,480,020   0
DUNKIN BRANDS GROUP INC           COM       265504100        10,097    345,837   SH          OTHER       01     0      345,837   0
FIFTH THIRD BANCORP               COM       316773100        17,466  1,126,504   SH          OTHER       01     0    1,126,504   0
FIRST AMERN FINL CORP             COM       31847R102         4,372    201,750   SH          OTHER       01     0      201,750   0
FIRST CALIFORNIA FINANCIAL G      COM       319395109           397     57,000   SH          OTHER       01     0       57,000   0
GILEAD SCIENCES INC               COM       375558103        14,937    225,190   SH          OTHER       01     0      225,190   0
GRAINGER W W INC                  COM       384802104        10,681     51,260   SH          OTHER       01     0       51,260   0
HANMI FINL CORP                   COM       410495204         2,451    191,300   SH          OTHER       01     0      191,300   0
HERSHEY CO                        COM       427866108        10,421    146,998   SH          OTHER       01     0      146,998   0
JPMORGAN CHASE & CO               COM       46625H100        16,077    397,170   SH          OTHER       01     0      397,170   0
KEYCORP NEW                       COM       493267108           236     10,742   SH    PUT   OTHER       01     0       10,742   0
KEYCORP NEW                       COM       493267108        42,043  4,810,439   SH          OTHER       01     0    4,810,439   0
LAMAR ADVERTISING CO              COM       512815101         9,646    260,334   SH          OTHER       01     0      260,334   0
LIMITED BRANDS INC                COM       532716107        19,738    400,691   SH          OTHER       01     0      400,691   0
MANHATTAN ASSOCS INC              COM       562750109         2,839     49,564   SH          OTHER       01     0       49,564   0
MARINEMAX INC                     COM       567908108         1,636    197,375   SH          OTHER       01     0      197,375   0
MCGRAW HILL COS INC               COM       580645109        12,876    235,863   SH          OTHER       01     0      235,863   0
MICHAEL KORS HLDGS LTD            COM       G60754101         4,850     91,200   SH          OTHER       01     0       91,200   0
MTR GAMING GROUP INC              COM       553769100         2,178    517,300   SH          OTHER       01     0      517,300   0
NATURAL GROCERS BY VITAMIN C      COM       63888U108         7,845    351,497   SH          OTHER       01     0      351,497   0
NIELSEN HOLDINGS N V              COM       N63218106        27,938    931,900   SH          OTHER       01     0      931,900   0
OLD DOMINION FGHT LINES INC       COM       679580100        10,197    338,272   SH          OTHER       01     0      338,272   0
PACWEST BANCORP DEL               COM       695263103         1,602     68,550   SH          OTHER       01     0       68,550   0
PETSMART INC                      COM       716768106         3,072     44,538   SH          OTHER       01     0       44,538   0
PRECISION CASTPARTS CORP          COM       740189105        23,503    143,892   SH          OTHER       01     0      143,892   0
REGIONS FINANCIAL CORP NEW        COM       7591EP100         6,073    844,000   SH          OTHER       01     0      844,000   0
SHERWIN WILLIAMS CO               COM       824348106        35,722    239,893   SH          OTHER       01     0      239,893   0
SPDR S&P 500 ETF TR               COM       78462F103         1,220      2,857   SH    PUT   OTHER       01     0        2,857   0
SPDR S&P 500 ETF TR               COM       78462F103         1,134      4,248   SH    PUT   OTHER       01     0        4,248   0
STARBUCKS CORP                    COM       855244109         2,517     49,637   SH          OTHER       01     0       49,637   0
SVB FINL GROUP                    COM       78486Q101         3,343     55,300   SH          OTHER       01     0       55,300   0
TIME WARNER CABLE INC             COM       88732J207        10,974    115,438   SH          OTHER       01     0      115,438   0
TJX COS INC NEW                   COM       872540109        21,232    474,035   SH          OTHER       01     0      474,035   0
UNIVERSAL HLTH SVCS INC           COM       913903100        20,745    453,637   SH          OTHER       01     0      453,637   0
WESTERN ALLIANCE BANCORP          COM       957638109         4,916    481,990   SH          OTHER       01     0      481,990   0